CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2022
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS:

The preparation of financial statements requires management to make estimates which, by definition, will seldom equal the actual results and will affect the reported amounts in the Company’s consolidated financial statements and the accompanying notes. Some of the policies described in note 2 of the Company’s consolidated financial statements involve a high degree of judgment or complexity. The Company believes that the most critical accounting policies and significant areas of judgment and estimation are in:

●	Recognition and measurement of allowance for rebates and patient discount programs.
●	Impairment reviews of intangible R&D assets.
●	Estimated useful life of the acquired assets in the Movantik® acquisition.

Recognition and measurement of allowance for rebates and patient discount programs

The Company offers various rebate and patient discount programs, which result in discounted prescriptions to qualified patients. Rebates and discounts provided to the wholesalers and to the patients under these arrangements are accounted for as variable consideration, and recognized as a reduction in revenue, for which unsettled amounts are accrued. The allowance for these rebates is calculated based on historical and estimated utilization of the rebate and discount programs at the time the revenues are recognized.  The main estimates used in recognizing and measuring this allowance relate to the amount of products sold to customers not yet prescribed to patients (units “in the channel”) and the projected duration of The Company to sell the units in the channel. The Company periodically evaluates its estimates against actual results and, if necessary, updates the estimates accordingly. See also note 13.

Impairment reviews of intangible R&D assets

The Company reviews annually or when events or changes in circumstances indicate the carrying value of the R&D assets may not be recoverable.

When and if necessary, an impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is determined using discounted cash flow calculations where the asset’s expected post-tax cash flows are risk-adjusted over their estimated remaining useful economic life. The risk-adjusted cash flows are discounted using the estimated Company’s post-tax weighted average cost of capital (“WACC”) which is 15.9%.

The main estimates used in calculating the recoverable amount include: outcome of the therapeutic candidates R&D activities; probability of success in gaining regulatory approval, size of the potential market and the Company’s asset’s specific share in it and amount and timing of projected future cash flows.

During the year ended December 31, 2022, there was no impairment of intangible R&D assets.

Estimated useful life of the acquired assets in the Movantik® acquisition

In connection with the agreements mentioned in note 14 below, the Company accounted for the acquisition of rights to Movantik® as an asset acquisition. Since all acquired assets are intended to generate revenues from sales of Movantik® and have a similar useful life, the Company attributed this consideration to a single intangible asset representing the acquired rights to Movantik®. The Company determined the asset’s useful life, over which the asset will be amortized on a straight-line from its acquisition. The main estimate used in determining the useful life was the anticipated duration of sales of the product after its expected patent expiration. In 2021, due to a litigation settlement concerning Movantik®’s IP, the Company has revised its estimation of the useful life of these assets to be 12.5 years from the date of acquisition.